Schedule of Investments (unaudited) November 30, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 134.8%

California — 1.6%

Tobacco — 1.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$500	$514,555

Maryland — 128.0%

Corporate — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	320	328,259

County/City/Special District/School District — 25.6%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	852,307
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	272,588
City of Baltimore Maryland, Tax Allocation Bonds, Harbor Point Project, Series B(a):
3.70%, 06/01/39	200	196,308
3.88%, 06/01/46	300	298,683
County of Anne Arundel Maryland, GOL, 5.00%, 10/01/43	1,745	2,122,426
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	562,190
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	257,385
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	256,115
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	263,070
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	527,645
County of Prince George’s Maryland:
Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,291,050
Tax Allocation Bonds, Westphalia Town Center Project, 5.25%, 07/01/48(a)	300	330,960

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Suburban Sanitary Commission, GO, Consolidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	$875	$969,587

		8,200,314

Education — 17.6%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	372,017
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	522,070
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,573,938
University of Maryland Project, 5.00%, 07/01/39	500	546,735
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,085,790
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,601
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	973,845
Maryland Institute College of Art, 5.00%, 06/01/29	500	539,895

		5,624,891

Health — 45.4%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	250	250,810
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	552,670
County of Montgomery Maryland, RB, Trinity Health Credit Group:
4.00%, 12/01/44	750	804,555
5.00%, 12/01/45	750	882,315
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,065,520
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/21(b)	1,000	1,074,370
Medstar Health Issue, Series A, 5.00%, 05/15/42	160	189,546

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$250	$297,980
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	328,698
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	106,067
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,054,660
Charlestown Community, Series A, 5.00%, 01/01/45	500	579,655
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,286,937
LifeBridge Health Issue, 5.00%, 07/01/34	510	613,632
Lifebridge Health Issue, 4.13%, 07/01/47	500	539,915
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,145,680
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,139,480
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	781,683
University of Maryland, 5.00%, 07/01/35	200	231,104
University of Maryland, 4.00%, 07/01/41	500	536,915
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,074,960

		14,537,152

Housing — 16.9%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	580,635
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	591,696
Gateway Village Apartments, 4.00%, 06/01/46	500	528,330
County of Montgomery Housing Opportunites Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	500	507,055

Security	Par (000)	Value

Housing (continued)
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	$1,220	$1,244,949
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 07/01/35	500	522,895
S/F Housing, Residential, Series A, 3.85%, 09/01/42	295	313,735
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	100	108,478
Series B, 3.35%, 09/01/42	1,000	1,025,730

		5,423,503

Transportation — 12.3%
Maryland EDC, ARB, AMT, Seagirt Marine Terminal Project, 5.00%, 06/01/49	250	291,062
Maryland EDC, RB(b):
Term Project, Series B, 5.75%, 06/01/20	500	511,360
Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	511,360
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	119,911
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	2,042,175
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	478,838

		3,954,706

Utilities — 9.2%
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	100	118,654
Sub-Water Projects, Series A, 5.00%, 07/01/46	495	584,957
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,131,680

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Water Project, Series A, 5.00%, 07/01/43	$1,000	$1,123,890

		2,959,181

Total Municipal Bonds in Maryland		41,028,006

Puerto Rico — 5.2%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	107	110,483
Series A-1, 5.00%, 07/01/58	629	661,161
Series A-2, 4.33%, 07/01/40	175	177,021
Series A-2, 4.78%, 07/01/58	157	161,898

		1,110,563

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	200	203,032

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	200	207,974
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	160	162,355

		370,329

Total Municipal Bonds in Puerto Rico		1,683,924

Total Municipal Bonds — 134.8% (Cost — $40,914,712)		43,226,485

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Maryland — 10.4%

County/City/Special District/School District — 5.7%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	$1,500	$1,815,915

Utilities — 4.7%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,506,139

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		3,322,054

Washington DC — 7.7%

Transportation — 7.7%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,467,961

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost — $5,376,163)		5,790,015

Total Long-Term Investments — 152.9% (Cost — $46,290,875)		49,016,500

	Shares

Short-Term Securities — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(d)(e)	1,293,132	1,293,261

Total Short-Term Securities — 4.0% (Cost — $1,293,261)		1,293,261

Total Investments — 156.9% (Cost — $47,584,136)		50,309,761

Other Assets Less Liabilities — 2.4%		680,328

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4)%		(3,006,512)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.9)%		(15,928,712)

Net Assets Applicable to Common Shares — 100.0%		$32,054,865

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Maryland Municipal Bond Trust (BZM)

(e)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	399,228	893,904	1,293,132	$1,293,261	$1,819	$(40)	$40

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

ARB — Airport Revenue Bonds

EDC — Economic Development Corp.

GO — General Obligation Bonds

HRB — Housing Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5	03/20/20	$647	$735
U.S. Treasury Long Bond	10	03/20/20	1,590	3,527
5-Year U.S. Treasury Note	3	03/31/20	357	226

				$4,488

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$49,016,500	$—	$49,016,500
Short-Term Securities	1,293,261	—	—	1,293,261

	$1,293,261	$49,016,500	$—	$50,309,761

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$4,488	$—	$—	$4,488

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)

5